RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen (Junqiang Chen ceased to be the legal representative on December 31, 2023, and Dogness Technology ceased to be a related party as of such time)

(1) Due from a related party

Due from a related party consist of mainly rent receivables from the following:

	As of	As of
	June 30, 2025	June 30, 2024

Linsun	$108,387	$97,037

(2) Due to related parties

Due to related parties consist of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Mr. Silong Chen	$32,171	$512,499
Dogness Network	-	5,504
Total	$32,171	$518,003

Mr. Silong Chen periodically provides working capital loans to support the Company’s operations when needed. Such advances are non-interest bearing and due on demand.

(3) Loan guarantee provided by related parties

In connection with the Company’s bank loans, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s bank loans. (See Note 10).

(4) Sales to related parties

Revenue from related parties consisted of the following:

	For the Years Ended June 30,
	2025	2024	2023

Dogness Network	$-	$52,830	$1,543,979
Dogness Technology	-	48,625	156,194
Total	$-	$101,455	$1,700,173

Cost of revenue associated with the sales to these related parties amounted to $nil, $82,955 and $1,162,314 for the years ended June 30, 2025, 2024 and 2023, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 13 – RELATED PARTY TRANSACTIONS (continued)

(5) Accounts receivable from related parties

Accounts receivable from related parties consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Dogness Network	$12,135	$582,182

(6) Advance to supplier- related party

Advance to supplier from related party consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Linsun	$-	$50,908

(7) Account payable- related party

Account payable from related party consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Linsun	$22,663	$-

(8) Purchase from related parties

During the years ended June 30, 2025, 2024 and 2023, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices, from Linsun. Total purchases from Linsun amounted to $253,310, $288,791 and $565,548 for the years ended June 30, 2025, 2024 and 2023, respectively.

(9) Lease arrangement with related parties

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years. For the year ended June 30, 2025, 2024 and 2023, the Company recorded rent income of $524,123, $477,121 and $434,625 as other income through leasing the manufacturing facilities to Linsun, respectively.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Network, which enabled Dogness Network to lease part of Dongguan Jiasheng’s new production facilities of approximately 580 square meters for ten years. Annual lease payment from Dogness Network amounted to approximately $35,000 and is subject to 15% increase every three years. This lease agreement was terminated in October, 2022. For the years ended June 30, 2025, 2024 and 2023, the Company recorded rent income of $nil, $nil and $10,952 as other income through leasing the manufacturing facilities to Dogness Network.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Technology, which enabled Dogness Technology to lease part of Dongguan Jiasheng’s new production facilities of approximately 50 square meters for ten years. Annual lease payment from Dogness Technology amounted to approximately $1,700. For the years ended June 30, 2024 and 2023, the Company recorded rent income of $1,660 ($830 recorded in rental income from related parties) and $1,584 as other income through leasing the manufacturing facilities to Dogness Technology. Dogness Technology is no longer a related party after December 31, 2023.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)